Disclosure of information on segments - Reconciliation of segment assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information on segments [Line Items]
Consolidated assets	$ 5,047,903	$ 4,533,799	$ 4,503,227
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(8,471,193)	(8,387,620)	(8,422,909)
Elimination of the subsidiaries and associates of the Parent company	(1,016,649)	(940,977)	(920,601)
Elimination of intercompany receivables	(33,868)	(16,697)	(16,921)
Other	1,056,729	35,585	27,211
Operating segments
Disclosure of information on segments [Line Items]
Consolidated assets	$ 13,512,884	$ 13,843,508	$ 13,836,447